Share-based payment obligation - Omnibus employee share-based payment scheme (Details)					7 Months Ended	12 Months Ended		19 Months Ended	23 Months Ended
	May 25, 2023 Option	Oct. 14, 2022 Option	Jun. 09, 2022 Option	Feb. 07, 2022 Option	Dec. 31, 2023 Option	Dec. 31, 2023 Option	Dec. 31, 2022 Option	Dec. 31, 2023 Option	Dec. 31, 2023 Option
Omnibus share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement						2,132,000	2,943,000
Number of share options forfeited in share-based payment arrangement						127,000	86,000
Omnibus share-based payment plans, February 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				1,147,500
Number of share options forfeited in share-based payment arrangement									100,211
Omnibus share-based payment plans, February 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions				3
Omnibus share-based payment plans, February 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period				3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period				3 years
Vesting period of instruments in share-based payment arrangement				3 years
Omnibus share-based payment plans, June 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			1,700,446
Number of share options forfeited in share-based payment arrangement								68,941
Omnibus share-based payment plans, June 2022 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions			3
Omnibus share-based payment plans, June 2022 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period			3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period			3 years
Vesting period of instruments in share-based payment arrangement			3 years
Omnibus share-based payment plans, October 2022 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		94,876
Number of vesting occasions		3
Omnibus share-based payment plans, May 2023 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	2,132,134
Number of share options forfeited in share-based payment arrangement					44,126
Omnibus share-based payment plans, May 2023 grant, Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting occasions	3
Omnibus share-based payment plans, May 2023 grant, Performance Stock Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Compensation Arrangement, Recurring Levered Free Cash Flow Target, Performance Period	3 years
Share-Based Compensation Arrangement, Cumulative Total Shareholder Return Target, Performance Period	3 years
Vesting period of instruments in share-based payment arrangement	3 years